Income Taxes: Schedule of Income before tax, by Jurisdiction (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Income before tax, by Jurisdiction:
Schedule of Income before tax, by Jurisdiction

	Years ended December 31,
	2011	2010	2009
Russia	1,448,368	1,179,656	(390,020)
Switzerland	(57,874)	61,583	(45,254)
British Virgin Islands	5,467	144,032	518,437
Romania	(161,345)	(114,597)	(99,069)
Lithuania	(1,542)	(3,514)	(3,477)
Kazakhstan	(43,111)	(48,751)	34,009
USA	36,397	(34,223)	(50,103)
Other	(63,033)	(215,556)	130,701
Total	1,163,327	968,630	95,224